Financial liabilities - Disclosure of variation in lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [abstract]
Lease liabilities at beginning of period	€ 1,384	€ 214	€ 400
Increase	350	1,476	62
Decrease	(1,194)	(305)	(249)
Lease liabilities at end of period	€ 540	€ 1,384	€ 214